Note 15 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	2021	2020

Balance at January 1	229	337
Depreciation	(115)	(99)
Additions to right of use assets	527	-
Derecognition of right of use assets	(172)	-
Foreign currency movement	(22)	(9)
Balance at December 31	447	229

Disclosure of quantitative information about lease liability [text block]
	2021	2020

Balance at January 1	239	349
Additions to lease liability	527	-
Finance cost	24	15
Lease payments	(129)	(118)
Foreign currency movement	(23)	(7)
Derecognition of lease liability	(173)	-
Balance at December 31	465	239

Disclosure of profit or loss and cash flow amounts of leases [text block]
	2021	2020	2019

Finance cost on lease liabilities	24	15	17
Unrealised foreign exchange gain	1	(2)	4
Depreciation	115	99	112
	140	112	133
	2021	2020	2019

Total cash outflow for leases - principal	129	118	124
Total cash outflow for leases - finance cost	(24)	(15)	(17)

Disclosure of maturity analysis of operating lease payments [text block]
	2021	2020

Less than one year	158	61
One to two years	165	46
Two to three years	163	46
Three to four years	46	46
Four to five years	–	40
	532	239